Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
11. Fair Value Measurements and Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other non-financial assets.

Cash, cash equivalents and restricted cash – The fair value of the Company’s cash and cash equivalents and restricted cash approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Short-term investments – The fair value of the Company’s short-term investments approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Marketable securities - The fair value of the Company's investment in marketable securities is estimated based on quoted prices in an active market.

Operating lease right-of-use assets – The estimated fair value of the Company’s operating lease right-of-use assets are determined based on discounted cash flows.

Long-term debt – The fair value of the Company’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated by the Company using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company. Alternatively, if the fixed-rate and variable-rate long-term debt is held for sale the fair value is based on the estimated sales price.
Long-term obligation related to finance leases – The fair value of the Company's long-term obligation related to finance leases is estimated by the Company using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.Observable inputs such as quoted prices in active markets;
Level 2.Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2024		December 31, 2023
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash, cash equivalents and restricted cash	Level 1	689,004	689,004	480,771	480,771
Short-term investments	Level 1	10,000	10,000	172,604	172,604
Marketable securities	Level 1	22,442	22,442	—	—
Obligation relating to EU ETS (note 7)(1)	Level 1	(6,588)	(6,588)	—	—

Non-recurring:
Operating lease right-of-use assets (note15)	Level 2	11,735	11,735	—	—

Other:
Advances to equity-accounted joint venture – long-term	Level 2	380	(2)	2,880	(2)
Obligations related to finance leases, including current portion (note 9)	Level 2	—	—	(139,599)	(143,968)
(1)As part of the EU ETS requirements, for the year ended December 31, 2024, the Company recorded an obligation related to EU ETS which was included as part of accrued liabilities in the consolidated balance sheet as at December 31, 2024. This amount can include an accrual representing the difference between the total emissions liability and the carrying value of the EUAs held as at the end of the reporting period. The fair value of the accrual is estimated using the fair market value of an EUA that is traded on a regulated energy exchange at the end of the reporting period. As at December 31, 2024, an accrual of $0.7 million was made as the carrying value of the EUAs held was less than the total emissions liability.
(2)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. As at December 31, 2024 and December 31, 2023, the fair values of the individual components of such aggregate interests were not determinable.

The Company is exposed to credit loss in the event of non-performance by the financial institutions where its cash, cash equivalents and short-term investments are held. In order to minimize credit risk, the Company only places deposits and short-term investments with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent practical, cash deposits and short-term investments are held by and entered into with, as applicable, different counterparties to reduce concentration risk.

The Company's investment in marketable securities is exposed to equity price fluctuations that could have an impact on the fair value of the investment.